Statements of Shareholders' Equity - JPY (¥) ¥ in Thousands	Common Stock [Member]	Preferred Stock [Member] Class A Preferred Shares [Member]	Preferred Stock [Member] Class B Preferred Shares [Member]	Preferred Stock [Member] Class C Preferred Shares [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Class C Preferred Shares [Member]	Total
Balance at Sep. 30, 2022	¥ 2,084	¥ 18,830	¥ 79,086		¥ 1,456,711	¥ (1,088,791)		¥ 467,920
Balance, shares at Sep. 30, 2022	235,340	120,000	252,000
Issuance of class C preferred shares for cash				¥ 427,485	424,652		¥ 852,137	852,137
Issuance of class C preferred shares for cash, shares				113,996			113,996
Issuance of common shares for cash, net of offering cost	¥ 4,945				4,945			9,890
Issuance of common shares for cash, net of offering cost, shares	1,798
Capital reduction	¥ (4,719)	(12,641)	(53,093)	(286,984)	357,437
Net loss						(633,956)		(633,956)
Balance at Sep. 30, 2023	¥ 2,310	¥ 6,189	¥ 25,993	¥ 140,501	2,243,745	(1,722,747)		695,991
Balance, shares at Sep. 30, 2023	237,138	120,000	252,000	113,996
Issuance of class C preferred shares for cash				¥ 70,027	68,693		¥ 138,720	138,720
Issuance of class C preferred shares for cash, shares				18,674			18,674
Capital reduction	(145,020)				145,020
Net loss						(479,921)		(479,921)
Conversion of Class A, B, and C preferred shares into common shares	¥ 242,710	¥ (6,189)	¥ (25,993)	¥ (210,528)
Conversion of Class A, B, and C preferred shares into common shares, shares	527,324	(120,000)	(252,000)	(132,670)
Balance at Sep. 30, 2024	¥ 100,000				2,457,458	(2,202,668)		354,790
Balance, shares at Sep. 30, 2024	764,462
Issuance of common shares for cash, net of offering cost	¥ 620,729				115,528			¥ 736,257
Issuance of common shares for cash, net of offering cost, shares	389,344							6,000
Capital reduction	¥ (660,729)				660,729
Net loss						(626,312)		(626,312)
Share-based compensation					5,213			5,213
Balance at Sep. 30, 2025	¥ 60,000				¥ 3,238,928	¥ (2,828,980)		¥ 469,948
Balance, shares at Sep. 30, 2025	1,153,806